Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of table sets forth the computation of basic and diluted net loss per share attributable - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to common stockholders (in Dollars)	$ (31,669)	$ (4,987)
Denominator:
Weighted average common shares outstanding	9,551,671	8,173,535
Less: Weighted-average unvested restricted shares	(3,425,774)	(3,662,557)
Weighted average shares used to compute basic and diluted net loss per share	6,125,897	4,510,978
Net loss per share attributable to common stockholders – basic and diluted: (in Dollars per share)	$ (5.17)	$ (1.11)